Financial Instruments with Off-Balance-Sheet Risk - Financial Instruments Whose Contract Amounts Represent Credit Risk (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Financial instruments whose contract amounts represent credit risk
Financial instruments whose contract amounts represent credit risk	$ 428,184	$ 340,779
Unused Commitments to Extend Credit [Member]
Financial instruments whose contract amounts represent credit risk
Financial instruments whose contract amounts represent credit risk	391,553	307,332
Standby Letters of Credit [Member]
Financial instruments whose contract amounts represent credit risk
Financial instruments whose contract amounts represent credit risk	$ 36,631	$ 33,447